Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale, NGR & Grain LNG (Details) £ in Millions, $ in Millions				12 Months Ended
	Nov. 28, 2025 GBP (£)	May 29, 2025 GBP (£)	May 29, 2025 USD ($)	Mar. 31, 2026 GBP (£)	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)	Mar. 31, 2023 GBP (£)
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill				£ 9,417	£ 9,532	£ 9,729
Other intangible assets				3,879	3,564
Property, plant and equipment				81,520	74,091
Cash and cash equivalents				375	1,178	559	£ 163
Financial investments				3,587	6,429
Total assets				108,281	106,742
Borrowings				(46,755)	(47,539)	(47,072)
Total liabilities				(68,951)	(68,916)
Net assets				39,330	37,826
Reclassification of foreign currency translation reserve				(76)	£ 0	£ 0
National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Reclassification of foreign currency translation reserve				£ (84)
Assets and liabilities classified as held for sale | National Grid Renewables
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Goodwill		£ 51
Property, plant and equipment		438
Investment in joint venture		906
Trade and other receivables		141
Cash and cash equivalents		58
Financial investments		41
Other assets		66
Total assets		1,701
Borrowings		(2)
Other liabilities		(159)
Total liabilities		(161)
Net assets		1,540
Proceeds		1,531
Total consideration		1,531	$ 2,061
Disposal-related costs		(11)
Loss on disposal before tax and reclassification of foreign currency translation reserve		(20)
Reclassification of foreign currency translation reserve		(76)
Tax		5
Post-tax loss on disposal		(91)
Reclassification adjustments on retranslation of operations, before tax		84
Reclassification adjustments on hedging instruments, before tax		£ 8
Assets and liabilities classified as held for sale | Grain LNG
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Other intangible assets	£ 27
Property, plant and equipment	962
Trade and other receivables	27
Cash and cash equivalents	163
Other assets	20
Total assets	1,199
Borrowings	(135)
Other liabilities	(196)
Total liabilities	(331)
Net assets	868
Proceeds	1,375
Total consideration	1,375
Disposal-related costs	(18)
Post-tax loss on disposal	£ 489